LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

SUPPLEMENT DATED JULY 3, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JANUARY 31, 2012

The following replaces footnote 4 to the fee table contained in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus.

4	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30%, 2.05%, 1.30%, 1.55%, 2.05%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.10%, 1.85%, 1.10%, 1.35% and 0.85% for Class A, C, FI, R and I shares, respectively. These arrangements are expected to continue until December 31, 2013 but may be terminated at any time by the manager. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above.

The following replaces the last sentence of the first paragraph in the section titled “Principal investment strategies” in the fund’s Summary Prospectus and Prospectus.

As of May 31, 2012, the median market capitalization of a company in the Index was approximately $5.291 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $95.693 billion.